Personnel Expense (Table)	12 Months Ended
Mar. 31, 2019
Personnel Expenses [Abstract]
Disclosure of Employee Related Expense Explanatory
	Years ended
	March 31,	March 31,
	2019	2018

Salaries and other short-term employee benefits	$7,665,614	$10,416,896
Severance	—	813,365
Share-based compensation	3,712,415	2,283,756
	$11,378,029	$13,514,017